EARNINGS (LOSS) PER SHARE - Reconciliation (FY) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ (212)	$ (17,867)	$ 1,262	$ 2,134	$ 757	$ (2,233)	$ (9,492)	$ (111)	$ 606	$ 4,153	$ (13,714)	$ (11,230)
Less: Net income (loss) attributable to non-controlling interests subsequent to the Business Combination	$ (93)	(7,481)									(6,363)
Net income (loss) attributable to Digital Media Solutions, Inc.		$ (10,386)									$ (7,351)
Weighted-average shares outstanding - basic and diluted (in shares)		32,369	32,294							32,294	32,335
Class A Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares outstanding - basic and diluted (in shares)		32,369									32,335
Basic and diluted (usd per share)		$ (0.32)									$ (0.23)